Financial Instruments (Details) - 12 months ended Dec. 31, 2020 $ in Thousands, $ in Thousands	USD ($)	CAD ($)
Financial Instruments
Undiscounted contractual amount due out of surplus cash of subsidiary	$ 42,070	$ 53,564
Minimum expected repayment period of undiscounted contractual due	13 years
Difference between the carrying amount of the loan payable and the amount the Group would be contractually required to pay at maturity		$ 48,341
Bottom of range | Credit risk
Financial Instruments
Average contractual credit period for trade receivables	30 days
Top of range | Credit risk
Financial Instruments
Average contractual credit period for trade receivables	60 days
Average contractual credit period for sales	180 days